Unaudited Interim Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Continuing operations
Research and development expense	$ (576,096)	$ (176,161)	$ (980,585)	$ (708,211)
Marketing expense	(14,364)	(5,455)	(54,155)	(83,353)
Administrative expense	(760,984)	(311,697)	(1,486,378)	(1,517,971)
Other operating expense	906,746	(26,649)	(3,584,298)	(41,020)
Loss from operations	(444,698)	(519,962)	(6,105,416)	(2,350,555)
Financial income / expenses	86,119	(647,165)	(230,375)	(657,779)
Share based payment cost of listing shares			(42,705,061)
Loss before Income tax	(358,579)	(1,167,127)	(49,040,852)	(3,008,334)
Income tax
Loss of the period	(358,579)	(1,167,127)	(49,040,852)	(3,008,334)
Total comprehensive loss for the period	$ (358,579)	$ (1,167,127)	$ (49,040,852)	$ (3,008,334)
Basic loss per share (in Dollars per share)	$ (0.01)	$ (0.04)	$ (1.47)	$ (0.1)